INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES
17.	INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2021	2020

Deferred income tax:
Origination of temporary differences	$1,795	$710
Tax benefit-previously unrecognized tax assets	247	1,255
Prior year over (under) provision	(47)	(1,105)
	1,995	860
Income tax recovery	$1,995	$860

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2021	2020

Income (loss) before taxes	$16,982	$(17,143)
Combined Canadian tax rate	26.50%	26.50%
Income tax (expense) recovery at combined rate	(4,500)	4,543

Difference in tax rates	(1,704)	1,746
Non-deductible amounts	(4,637)	(2,579)
Non-taxable amounts	13,518	2,535
Previously unrecognized deferred tax assets (1)	247	1,255
Renunciation of tax attributes-flow-through shares	(423)	(417)
Change in deferred tax assets not recognized	(233)	(5,960)
Change in tax rates, legislation	(29)	(55)
Prior year over (under) provision	(47)	(1,105)
Other	(197)	897
Income tax recovery	$1,995	$860

(1)

The Company has recognized certain previously unrecognized Canadian tax assets in 2021 and 2020 as a result of the renunciation of certain tax benefits to subscribers pursuant to its December 2020 ($930,000) and December 2019 ($4,715,000) flow-through share offerings.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:
	At December 31	At December 31
(in thousands)	2021	2020

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	331	355
Reclamation obligations	11,420	11,709
Non-capital tax loss carry forwards	16,910	16,943
Capital loss carry forward	6,862	-
Other	7,942	7,747
Deferred income tax assets-gross	43,852	37,141
Set-off against deferred income tax liabilities	(43,852)	(37,141)
Deferred income tax assets-per balance sheet	$-	$-

Deferred income tax liabilities:
Inventory	$(755)	$(757)
Property, plant and equipment, net	(42,322)	(44,436)
Investments-equity instruments and uranium	(6,862)	-
Other	(1,132)	(1,140)
Deferred income tax liabilities-gross	(51,071)	(46,333)
Set-off of deferred income tax assets	43,852	37,141
Deferred income tax liabilities-per balance sheet	$(7,219)	$(9,192)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2021	2020

Balance-January 1	$(9,192)	$(8,924)
Recognized in income (loss)	1,995	860
Recognized in other liabilities (flow-through shares)	(22)	(902)
Recognized in other comprehensive income	-	(226)
Balance-December 31	$(7,219)	$(9,192)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2021	2020

Deferred income tax assets not recognized
Property, plant and equipment	$4,022	$4,744
Tax losses-capital	58,312	66,873
Tax losses-operating	51,353	42,635
Tax credits	1,126	1,126
Other deductible temporary differences	5,023	1,441
Deferred income tax assets not recognized	$119,836	$116,819

The expiry dates of the Company’s Canadian operating tax losses and tax credits are as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2021	2020

Tax losses-gross	2025-2041	$251,967	$220,039

Tax benefit at tax rate of 26% - 27%		68,263	59,578
Set-off against deferred tax liabilities		(16,910)	(16,943)
Total tax loss assets not recognized		$51,353	$42,635

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126